PowerShares NYSE Century Portfolio
PowerShares NYSE Century Portfolio Summary Information
Investment Objective
The PowerShares NYSE Century Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NYSE Century IndexSM (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares NYSE Century Portfolio
Management Fees		0.50%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 Year	3 Years
PowerShares NYSE Century Portfolio	51	160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the end of the most recent fiscal year, the Fund had not yet commenced operations, and therefore, turnover data for that period is not available.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index, which is composed of some of the oldest major public companies in the United States. Strictly in accordance with its guidelines and mandated procedures, NYSE Group, Inc. (the “Index Provider”) compiles and maintains the Underlying Index, which includes companies that: (i) have been incorporated in the United States for at least 100 years, (ii) are listed on a major U.S. securities exchange (such as the New York Stock Exchange (“NYSE”), NYSE MKT, NYSE Arca, Inc. (“NYSE Arca”), or The NASDAQ Stock Market LLC) and (iii) have a market capitalization of at least $1 billion as of the Underlying Index’s latest rebalancing date.

The NYSE Arca Index Committee (the “Committee”) is responsible for the day-to-day management of the Underlying Index. The Committee places no limit on the number of constituent companies included in the Underlying Index; all companies that meet the eligibility requirements are included. The Committee weights the constituent companies equally at each annual rebalance, which occurs on the last day of trading in December. If a constituent company no longer is eligible to be included in the Underlying Index, the Committee will remove it and re-weight the remaining constituent companies equally.

The Underlying Index provides exposure to companies from 10 major sectors of the U.S. economy (consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services and utilities). Although each individual constituent company is weighted equally, the sector distribution of the Underlying Index generally will concentrate in sectors that historically have displayed economic strength (e.g., financials and industrials). The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. The return on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, to the same extent as any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Performance
The Fund commenced operations on January 15, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund’s website at www.InvescoPowerShares.com and which provides some indication of the risks of investing in the Fund.